SCHEDULE OF CONCENTRATIONS OF RISK (Details) - Revenue from Contract with Customer Benchmark [Member] - Supplier Concentration Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Vendor A [Member]
Concentration Risk [Line Items]
Concentration of credit risk	22.20%	4.80%	3.60%
Accounts payable	$ 275	$ 18
Vendor B [Member]
Concentration Risk [Line Items]
Concentration of credit risk	2.90%	6.10%	6.30%
Accounts payable	$ 7	$ 6	$ 18
Vendor C [Member]
Concentration Risk [Line Items]
Concentration of credit risk	2.20%	2.60%	6.70%
Accounts payable